BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Other accounts payable and accrued expenses: DBSI (see Note 14f(1))	$ 53	$ 53
Sales to affiliate (see Note 1f)	0	0	$ 596
Management fees to DBSI (see Note 14f(1))	180	180	180
Sales to related parties	52	45	41
Purchase from related parties	$ 145	$ 830	$ 2,219